OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER EXPENSES (INCOME)
Summary of amounts recognized in other expenses (income) line item of consolidated statements of income

	Year Ended December 31,
	2021	2020
Loss on disposal of property, plant and mine development (Note 9 )	$9,451	$14,182
Interest income	(3,937)	(4,867)
Temporary suspension and other costs due to COVID-19	13,353	33,540
Acquisition costs	12,943	—
Gain on sale of exploration properties	(10,000)	—
Other	(68)	5,379
Total other expenses	$21,742	$48,234